SHARE CAPITAL (Schedule of Changes in Number of Options and Weighted Average Exercise Prices) (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Number of options
Outstanding at beginning of year | shares		2,438,410	3,044,990	1,136,590
Expired | shares		(91,000)
Forfeited | shares		(14,690)	(718,120)	(36,270)
Exercised | shares	[1]	(662,251)	(31,460)
Granted | shares		1,177,131	143,000	1,944,670
Outstanding at end of year | shares		2,847,600	2,438,410	3,044,990
Exercisable at end of year | shares		1,525,618	1,837,160	1,430,780
Weighted average exercise price
Outstanding at beginning of year | $ / shares		$ 4.36	$ 4.59	$ 1.43
Expired | $ / shares		6.31
Forfeited | $ / shares		4.44	5.73	2.27
Exercised | $ / shares	[1]	0.21
Granted | $ / shares		3.12	5.35	6.39
Outstanding at end of year | $ / shares		4.74	4.36	4.59
Exercisable at end of year | $ / shares		$ 5.62	$ 1.67	$ 2.92
Intrinsic value | $		$ 2,391

[1]	The total intrinsic value of options exercised during the year ended December 31, 2019, was approximately $2,391 thousand.